CONDENSED SCHEDULES OF INVESTMENTS (Details)	Dec. 31, 2017 USD ($) contract	Dec. 31, 2016 USD ($) contract
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 971,433	$ 1,006,199
Percent of Members' Capital	1.41%	0.94%
Maximum
CONDENSED SCHEDULES OF INVESTMENTS
Single investment threshold as a percentage of members' capital	5.00%	5.00%
Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 522,161	$ 243,065
Percent of Members' Capital	0.75%	0.23%
Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ (9,945)	$ 7,040
Percent of Members' Capital	(0.01%)	0.00%
Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ (369,958)	$ 379,082
Percent of Members' Capital	(0.52%)	0.36%
Energy
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 771,076	$ 199,794
Percent of Members' Capital	1.10%	0.19%
Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ (1,229,748)	$ 481,301
Percent of Members' Capital	(1.75%)	0.45%
Metals
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 764,037	$ (934,360)
Percent of Members' Capital	1.09%	(0.88%)
Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 523,810	$ 630,277
Percent of Members' Capital	0.75%	0.59%
Long Positions
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 4,451,176	$ (1,180,775)
Percent of Members' Capital	6.35%	(1.11%)
Long Positions | Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	103	455
Net Unrealized Profit (Loss) on Open Positions	$ 137,853	$ (151,581)
Percent of Members' Capital	0.20%	(0.14%)
Long Positions | Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	5	3
Net Unrealized Profit (Loss) on Open Positions	$ 5,540	$ (7,065)
Percent of Members' Capital	0.01%	(0.01%)
Long Positions | Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Notional amount	$ 252,071,735	$ 155,465,380
Net Unrealized Profit (Loss) on Open Positions	$ 2,876,659	$ (771,410)
Percent of Members' Capital	4.10%	(0.72%)
Long Positions | Energy
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	434	190
Net Unrealized Profit (Loss) on Open Positions	$ 1,265,666	$ 255,974
Percent of Members' Capital	1.80%	0.24%
Long Positions | Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	2,233	510
Net Unrealized Profit (Loss) on Open Positions	$ (1,589,571)	$ 308,025
Percent of Members' Capital	(2.26%)	0.29%
Long Positions | Metals
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	302	280
Net Unrealized Profit (Loss) on Open Positions	$ 1,228,177	$ (1,436,353)
Percent of Members' Capital	1.75%	(1.35%)
Long Positions | Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	1,071	1,087
Net Unrealized Profit (Loss) on Open Positions	$ 526,852	$ 621,635
Percent of Members' Capital	0.75%	0.58%
Short Positions
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ (3,479,743)	$ 2,186,974
Percent of Members' Capital	(4.94%)	2.05%
Short Positions | Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	1,181	710
Net Unrealized Profit (Loss) on Open Positions	$ 384,308	$ 394,646
Percent of Members' Capital	0.55%	0.37%
Short Positions | Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	11	27
Net Unrealized Profit (Loss) on Open Positions	$ (15,485)	$ 14,105
Percent of Members' Capital	(0.02%)	0.01%
Short Positions | Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Notional amount	$ 228,725,253	$ 199,845,797
Net Unrealized Profit (Loss) on Open Positions	$ (3,246,617)	$ 1,150,492
Percent of Members' Capital	(4.62%)	1.08%
Short Positions | Energy
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	264	40
Net Unrealized Profit (Loss) on Open Positions	$ (494,590)	$ (56,180)
Percent of Members' Capital	(0.70%)	(0.05%)
Short Positions | Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	2,312	3,415
Net Unrealized Profit (Loss) on Open Positions	$ 359,823	$ 173,276
Percent of Members' Capital	0.51%	0.16%
Short Positions | Metals
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	73	195
Net Unrealized Profit (Loss) on Open Positions	$ (464,140)	$ 501,993
Percent of Members' Capital	(0.66%)	0.47%
Short Positions | Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts | contract	148	429
Net Unrealized Profit (Loss) on Open Positions	$ (3,042)	$ 8,642
Percent of Members' Capital	0.00%	0.01%